Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3- Summary of Significant Accounting Policies

(a)	Basis of Presentation

The consolidated financial statements of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have been prepared in accordance with U.S. GAAP and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which WFOE is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considers whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through the WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

(c)	Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to allowances for doubtful accounts, estimated useful lives and impairment of long-live assets, and revenue recognition. Actual results may differ materially from those estimates.

(d)	Foreign Currency

The Company’s reporting currency is the United States dollars (‘‘US$’’). The functional currency   of the Company of the Company and the Company’s subsidiary incorporated in the Hong Kong Special Administrative Region (‘‘HK’’ or “Hong Kong”) is the US$. The functional currency of the Company’s PRC subsidiary, the VIE and its subsidiaries is Renminbi (‘‘RMB’’). The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

The financial statements of the WFOE, VIE and VIE’s subsidiaries are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the WFOE, VIE and VIE’s subsidiaries are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive loss. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Gains and losses resulting from the foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss during the year in which they occur.

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this annual report:

	For the Years Ended March 31,
	2025	2024
Year-end spot rate	7.2567	7.2203
Average rate	7.2163	7.1671

(e)	Cash and Restricted Cash

Cash consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal or use, and have original maturities less than three months.

Restricted cash consist of cash deposited with banks in conjunction with borrowings from banks. Restriction on the use of such cash is imposed by the banks and remains effective throughout the terms of the bank borrowings. Restricted cash is classified as current asset on the Company’s consolidated balance sheets, as all the balance is expected to be released to cash within the next 12 months from March 31, 2025.

(f)	Accounts Receivable, Net

Accounts receivable are reported net of allowance for credit losses, which reflects management’s best estimate of expected credit losses under ASC 326. The Company measures its allowance using a CECL model based on historical loss experience, current conditions, and reasonable and supportable forecasts of future economic conditions.

Accounts are written off when management determines that collection is not probable. The change in allowance during the year is recognized as credit loss expense and is presented in the income statement.

As of March 31, 2025 and 2024, gross accounts receivable were $4.9 million and $2.9 million, respectively, with an allowance for credit losses of $1.6 million and $1.2 million, respectively, resulting in net accounts receivable of $3.3 million and $1.8 million.

(g)	Inventories

Inventories comprise IT equipment, yet to deliver to customer at the end of the reporting period. Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in-first-out basis. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Write downs, if any, are recorded in cost of revenues in the consolidated statements of operation and comprehensive loss.

As of March 31, 2025 and 2024, VIE and VIE’s subsidiaries had inventories in the amount of $59,077 and $210,259, respectively without any inventory write-down.

(h)	Leases

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lease office spaces which are classified as short-term leases in accordance with ASC No.842, Leases (“Topic 842”). The lease contracts do not include renew options.

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2022, 2023 and 2024.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

As of March 31, 2025 and 2024, the Company did not recognize any right-of-use assets or lease liabilities on its consolidated balance sheet, as all lease arrangements qualified as short-term leases under ASC 842.

(i)	Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the remaining lease term or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Category	Estimated useful lives
Buildings	20 years
Electronic equipment	3-5 years
Office equipment	3-5 years
Motor vehicles	4-6 years

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operation and comprehensive loss.

(j)	Capitalized Software Development Costs, Net

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize costs to develop its software in accordance with ASC Topic 350-40 (“ASC 350”), Internal-Use Software. Software development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Company to develop, maintain, monitor and manage the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ products. Costs incurred for the development of software prior to the establishment of technological feasibility are expensed when incurred and are included in research and development expenses. Once a product has reached technological feasibility, all subsequent development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and documentation and only occurs when the product has a proven ability to operate. The amount of software development costs was amortized over the estimated life of the corresponding product, which is determined to be five years.

(k)	Deferred Offering Costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred Offering cost represents the incremental costs incurred for the Company’s initial public offering (“IPO”), consisting of underwriting, legal expense incurred for preparation of registration statements, financial advisor fees, registration fees and other expenses incurred through the balance sheet date that are directly related to the intended IPO. These costs are deferred and capitalized in the balance sheet as deferred offering costs which will be later recorded as a reduction of additional paid-in-capital upon the completion of the IPO. If the IPO is aborted, the deferred offering costs must be expensed immediately.

(l)	Long-term Deposits

Long term deposits represent deposits made by the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries as a guarantee of the Company’s performance which is required by certain government facilities. The deposits is usually 5% or 10% of the total contract amount and are paid at the inception of the contract. The deposits will be returned when the contractual warranty expires which is usually three years after the project is accepted by the customer.

As of March 31, 2025 and 2024, the balance of long-term deposits were $94,811 and $105,917, respectively.

(m)	Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had originally estimated. When these events occur, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries evaluate the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended March 31, 2025 and 2024, there were no impairment of capitalized software.

(n)	Fair Value of Financial Instruments

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term financial assets and liabilities of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries primarily consist of cash, restricted cash, accounts receivable, due from related parties, prepaid expenses and other current assets, short-term bank loans, accounts payable, due to related parties, accrued expenses and other current liabilities. As of March 31, 2025 and 2024, the carrying values of these financial instruments approximated to their fair values due to the short-term maturity of these instruments.

As of March 31, 2025 and 2024, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries did not have assets or liabilities measured at fair value on a recurring basis in periods subsequent to their initial recognition.

(o)	Revenue Recognition

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries follow ASC 606, Revenue from Contracts with Customers (“ASC 606”), for revenue recognition. ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized, as performance obligations are satisfied.

The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries currently generate revenue from platform development, software customization and content development, license, personalized exercise book and MOTK Pro, digitization service. Revenue recognition policies are discussed as following:

1. SmartExam® Solution

a	Platform Development

VIE and VIE’s subsidiaries contract with schools, local educational bureaus and business entities to provide SmartExam® solution to construct computer-based testing centers for a fixed price. Currently, VIE and VIE’s subsidiaries construct testing centers for all eleven subjects through grade 7 to 12 of the China’s Academic Proficiency Assessment Test (“APT”). The SmartExam® platform development service is mainly to build, upgrade and transform the physical environment of the testing centers, which normally includes procurement of hardware, customization of software, installation and implementation of software and hardware. VIE and VIE’s subsidiaries provide a perpetual license to its testing-taking software in the “SmartExam® Solution” upon transfer of the testing centers. The SmartExam® solution platform combines the A.I. algorithms and hardware including computers, test progress LCD, face recognition cameras, body sensing devices, and RFID card readers, and is capable of recognize the examinees, automatically assign seat for the examinees, generate exam questions and automatically assess the test results.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries conclude its SmartExam® solution platform development contracts meet all five criteria under Step 1: identify contract with customers in accordance with ASC 606. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries evaluate the SmartExam® solution platform development contracts to identify performance obligations. A performance obligation is a promise to transfer to the customer either 1) a good or service (or a bundle of goods or services) that is distinct; or 2) a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider its promises to the customers include the construction of testing centers and providing a perpetual license to the testing-taking software. These two promises are capable of being distinct and separately identifiable in the contract.

For the construction of the testing centers, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider the goods or service promises in the contract include the hardware, customization of software, and installation and implementation of software and hardware. These goods or services are capable of being distinct because the customer can benefit from each of them on its own or together with other readily available resources. However, the promises to transfer these goods or services are not separately identifiable. The testing center is an integrated solution that includes test and exam question content, grading and evaluation, onsite management, training and supervision, and VIE and VIE’s subsidiaries provide a significant service of integrating the hardware and software into the testing center that the customer has contracted for. Any separate delivery of hardware, software or installation and implementation of software and hardware cannot achieve customer’s the intended function that is, each of the promises represent the input into the testing center, which is the combined output which the customer has requested per the contract, thus the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries treat them as a single performance obligation. The perpetual license provides customer the right to use the testing-taking software in the SmartExam® solution which has significant standalone functionality and does not require significant ongoing maintenance or effort from VIE and VIE’s subsidiaries to assure the usefulness of the license. Accordingly, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries conclude each of its SmartExam® solution platform development contract contains two performance obligations which are a) the construction of testing centers and b) to provide the customer a perpetual license to its testing-taking software. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries allocate the fixed transaction price to each performance obligation based on their stand-alone selling price (“SSPs”). The customers sign acceptance to VIE and VIE’s subsidiaries upon the transfer of the testing center and VIE and VIE’s subsidiaries grant the perpetual license at the same time upon the acceptance of customers. The Company, together with its wholly-owned subsidiaries, the VIE and the VIE’s subsidiaries, recognizes revenue for the construction of testing centers at a point in time when the performance obligation is satisfied, which typically occurs upon customer acceptance. For the perpetual license, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider the software license as a functional intellectual property since it has significant standalone functionality and recognizes the revenue at a point in time when such license is granted to the customer which normally occur at the point when customers accept the project.

For certain sales contracts, the customers require VIE and VIE’s subsidiaries to provide a warranty for a period of 3 years after the completion of the implementation. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine that such product warranty is not a separate performance obligation because the nature of the warranty is to provide assurance that a product will function as expected and comply with agreed-upon specifications. VIE and VIE’s subsidiaries have not sold the warranty separately. Because of the nature of the projects, including contract owner inspections of the work both during construction and prior to acceptance, VIE and VIE’s subsidiaries have not experienced material warranty costs and, therefore, does not believe an accrual for these costs is necessary.

b	Others

VIE and VIE’s subsidiaries provide other SmartExam® Solution services, which include software customization, hardware sales and other comprehensive professional testing services, including test registration, test paper sampling, test center evaluation, and etc. The promised services in each contract are generally combined as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The revenue generated from these services are either recognized over the time or at a point in time if the satisfaction of the performance obligation does not meet any of the criteria to be recognized over the time. For revenue recognized over the time, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries measure the progress using the output method. For revenue recognized at a point in time, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognized the revenue when control of the service or products is transferred to the customer.

2. SmartHomework® Solution

a	Platform Development

VIE and VIE’s subsidiaries also contract with schools and local educational bureaus to provide SmartHomework® solution for a fixed price. The SmartHomework® platform development service is mainly to build, upgrade and transform the physical environment of the A.I. Study Room, which provides the customers a comprehensive combination of hardware and software including advanced OCR optical handwriting and graph recognition, knowledge point structural diagramming, and contents of the K-12 exercise question bank. VIE and VIE’s subsidiaries provide a perpetual license to its proprietary academic evaluation technology, A.I. algorithms and contents of the online academic exercise question bank (in combination the SmartHomework® Solution) upon transfer of the A.I. Study Room. After the transfer of the A.I. Study Room, VIE and VIE’s subsidiaries also provide unspecified software updates on a when-and-if-available basis which update the content of question bank, address security issues when they occur and address minor bugs discovered, and certain software-related cloud services including data collection, data cleaning, data modeling and data analysis under SmartHomework® Solution.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries conclude the SmartHomework® solution platform development contracts with schools and local educational bureaus meet the criteria to be contracts with customers in accordance with ASC 606. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider its promises to the customers include the construction of the A.I. Study Room, providing a perpetual license and providing updates, cloud-based services associated with the software. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have identified up to four performance obligations for each of the platform development contract under SmartHomework® solution product line, which are a) the construction of A.I. Study Room and b) to provide a perpetual software license with the rights to use all the content and proprietary technology under SmartHomework® solution c) to provide certain software-related cloud services under SmartHomework® solution d) to provide the when-and-if-available software updates.

For the construction of the A.I. Study Room, similar to the construction of the testing centers under SmartExam® solution, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider the promises to transfer the goods or services are capable of being distinct but not separately identifiable. The A.I. Study Room is a “retail outlet” of the comprehensive online interactive learning and A.I. big data platform and VIE and VIE’s subsidiaries provide a significant service of integrating the hardware and software into the A.I. Study Room that the customer has contracted for. Any separate delivery of hardware, software or installation and implementation of software and hardware cannot achieve the customer’s intended function that is, each of the promises represent the input into the A.I. Study Room, which is the combined output which the customer has requested per the contract, thus the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries treat them as a single performance obligation.

The fixed transaction price is allocated among these performance obligations based on their SSPs. Because the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lack observable prices for the software-related cloud services and when-and-if-available software updates, the allocation of revenue is based on the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ estimated SSPs. The customers sign acceptance to VIE and VIE’s subsidiaries upon the transfer of the A.I. Study Room and VIE and VIE’s subsidiaries grant the perpetual license at the same time upon the acceptance of customers. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize revenue for the construction of A.I. Study Room at a point in time when the performance obligation is satisfied which normally occurs upon the acceptance of customers. For the perpetual license, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider the software license as a functional intellectual property since it has significant standalone functionality and recognizes the revenue at a point in time when such license is granted to the customer which is normally occurred at the point when customers accept the project. Revenue allocated to the software-related cloud services and unspecified software updates is deferred and recognized on a straight-line basis over the estimated period they are expected to be provided. Revenue from the software-related cloud services and unspecified software updates are immaterial for the years ended March 31, 2025 and 2024.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ process for determining estimated SSPs involves management’s judgment and considers multiple factors that may vary over time depending upon the unique facts and circumstances related to each deliverable. Should future facts and circumstances change, the estimated SSPs and the future rate of related amortization for the software-related cloud services and unspecified software updates could change. Factors subject to change include the nature of the software-related cloud services and unspecified software updates, their estimated value and the estimated period they are expected to be provided.

For certain sales contracts, the customers require VIE and VIE’s subsidiaries to provide a warranty for a period of 3 years after the completion of the implementation. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine that such product warranty is not a separate performance obligation because the nature of the warranty is to provide assurance that a product will function as expected and comply with agreed-upon specifications. VIE and VIE’s subsidiaries have not sold the warranty separately. Because of the nature of the projects, including contract owner inspections of the work both during construction and prior to acceptance, VIE and VIE’s subsidiaries have not experienced material warranty costs and, therefore, does not believe an accrual for these costs is necessary.

b	Software Customization and Content Development

VIE and VIE’s subsidiaries provide software customization and content development services based on customers’ specifications. Contracts of this revenue stream generally do not contain significant financing components or variable consideration. The promised services in each service contract are combined and accounted for as a single performance obligation, as the promised services in a contract are not distinct and are considered as a significant integrated service. The Company recognizes revenue from its software customization and content development service contracts at a point of time when the customers accept the customized software and / or content when the control of such software and / or content is transferred to the customer. Additionally, the Company provides product warranty on customized software. The warranty is not a separate performance obligation because the nature of the warranty is to provide assurance that the software will function as expected and comply with agreed-upon specifications. No warranty is provided for customized content delivered. VIE and VIE’s subsidiaries have not experienced material warranty costs and, therefore, does not believe an accrual for these costs is necessary.

c	License

VIE and VIE’s subsidiaries also enter into separate license agreement for license of the proprietary academic evaluation technology and A.I. algorithms, as well as sell contents of the academic exercise question bank to other educational service providers and educational technology companies. Customers purchase the right to access the cloud-based contents under time-based arrangement, which is generally one year. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize revenue ratably over the respective term of agreement.

d	Personalized Exercise Book and MOTK Pro

VIE and VIE’s subsidiaries provide print version of SmartHomework® exercise book, which provide personalized exercises to students with subscription charged to the students per semester. The digitized SmartHomework® content, including the personalized exercise book, is covered by the SmartHomework® solution platform contracts between VIE and VIE’s subsidiaries and the schools or local governmental bureau. Students are able to access to the contents through authorized hardware in school. The print version of SmartHomework® exercise books allow students to have a similar access when they are outside the campus. During the subscription period, personalized exercise book is delivered in paper-based format on a daily or weekly basis. Revenue is generally recognized ratably over the contract term beginning on the commencement date of each contract, which is the date the student is granted access to the print function.

VIE and VIE’s subsidiaries also provide a premium version of SmartHomework® program, called MOTK pro, with a typical annual subscription to students. This premium service cover all subject fields with unlimited access during the subscription period to the cloud-based contents from personal devices, such as personal smart phones or tablet. VIE and VIE’s subsidiaries also sell the MOTK pro through many nationwide corporations, who are considered as MOTK Pro business partners. Revenue for sales of MOTK pro is recognized ratably over the subscription period, which starts on the date when the students activate the account and the content is made available to students.

e	Digitization Services

VIE and VIE’s subsidiaries provide digitization services to publishers, which convert the paper-based studying and exercise books into digital format. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries conclude there is only one performance obligation in each of the contracts with customers within this revenue stream, which is to provide digitization service to publishers. Revenues are recognized at a point in time when VIE and VIE’s subsidiaries complete its digitalization service and the customer receives the fully digitalized materials.

The Company recognizes all revenue as a principal because it obtains control of the specified goods and services before they are transferred to customers and is responsible for fulfilling the promise to provide such goods and services. In addition, the Company bears inventory risk prior to transfer, has discretion in establishing prices, and is primarily responsible for ensuring the quality of the goods and services and providing related customer service.

The following table identifies the disaggregation of revenue for the years ended March 31, 2025 and 2024, respectively:

	For the Years Ended March 31,
	2025	2024
SmartExam® Solution
a. Platform development	$212,377	$310,135
b. Others	452,881	265,707
SmartHomework® Solution
a. Platform development	571,658	3,137,602
b. Software customization and content development	2,385,277	74,138
c. License	153,666	2,748
d. Personalized exercise book and MOTK Pro	33,775.00	88,815
e. Digitization services	2,875,753	5,274,927
Total revenues	$6,685,387	$9,154,072

The Company evaluated each category of our services to determine the appropriate timing of revenue recognition. Revenue is recognized at a point in time if none of the criteria under ASC 606 for over-time recognition are met: (a) the customers do not simultaneously receive and consume the benefits as the Company performs, (b) the Company’s performance does not create or enhance an asset that the customer controls as it is created or enhanced, and (c) the performance does not create an asset with no alternative use while providing the Company with an enforceable right to payment for performance completed to date. The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition for the years ended March 31, 2025 and 2024, respectively:

	For the Years Ended March 31,
	2025	2024
Services transferred at a point in time
Revenue from platform development	$784,036	$3,447,737
Revenue from customized software and content development	2,695,107	224,111
Revenue from digitization services and others	2,875,753	5,274,927
Services transferred over time
Revenue from license and others	296,716	118,482
Revenue from personalized exercise book and MOTK Pro	33,775	88,815
Total revenues	$6,685,387	$9,154,072

Contract Assets and Contract Liabilities

Contract assets include deferred contacts costs and contract liabilities include deferred revenue.

Deferred contracts costs

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries capitalize incremental costs incurred to fulfill contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the performance obligation under the contract, and (iii) are expected to be recovered through revenue generated under the contract. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ capitalized costs consist primarily of setup costs for each customer, which are incurred to satisfy stand-ready obligation to provide access to the connected offerings. These contract costs are recorded as cost of revenue upon the recognition of the related revenue. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

As of March 31, 2025 and 2024, VIE and VIE’s subsidiaries had deferred contract costs in the amount of $63,392 and $379,284, respectively. As of March 31, 2025 and 2024, no impairment allowance was recorded.

 Deferred revenue

Deferred revenue primarily consists of consideration paid by customers before the related performance obligation is satisfied. As of March 31, 2025 and 2024, total deferred revenue was $135,737 and $434,717, respectively.

(p)	Cost of Revenues

Cost of revenues consists of cost of inventory, staff payroll, amortization of intangible assets, bandwidth leasing costs, payments to various channels for promotion and other direct costs of providing these services or goods.

(q)	Research and Development

Research and development expenses include payroll expenses, employee benefits, rental expenses and amortization and other expenses in associated with research and development functions. Costs incurred for the development of software prior to the establishment of technological feasibility and costs incurred for maintenance after the software are available for marketing are expensed when incurred and are included in research and development expenses.

(r)	Government Grants

Government grants, which mainly represent amounts received from local governments in connection with the Company’s contributions to technology development, are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Government grants that are to compensate incurred costs, expenses or losses without specific criteria are recognized in the current period upon receipt. Government grants that are to compensate future costs, expense or losses or with specific criteria are recognized in deferred grant income and recognized as income in the future or when the criteria is met. During the years ended March 31, 2025 and 2024, the Company did not receive any government grants compensating future costs, expenses or losses or with any criteria. As of March 31, 2025 and 2024, the Company did not have any deferred grant income.

(s)	Income Tax

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No penalties or interest relating to income taxes were incurred during the years ended March 31, 2025 and 2024. The Company does not believe there was any uncertain tax provision at March 31, 2025 and 2024.

(t)	Value Added Tax (“VAT”)

WFOE, Jiangxi Ruanyun and Jiangxi Ruanyun’s subsidiaries are subject to VAT for providing services and sales of products and VAT is reported as a deduction to revenue when incurred.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided and sales of products (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT).

(u)	Non-controlling Interest

A non-controlling interest in a subsidiary of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries represent the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and comprehensive loss attributable to non-controlling interests are presented in the consolidated statement of operations and comprehensive loss.

(v)	Earnings (Loss) per Share

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries compute earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted earnings per share (EPS). Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no dilutive shares as of March 31, 2025 and 2024.

(w)	Segment Information

Operating segments are defined as components as an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ CODM has be identified as the CEO, who reviews consolidated results including revenue, gross profit and operating profit at a consolidate level only ad does not distinguish between services for the purpose of making decision about resources allocation and performance assessment. As such, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have concluded that it has one operating segment and one reporting segment with two categories, SmartExam® and SmartHomework®. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries operate solely in the PRC and all of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ long-lived assets are located in the PRC.

(x)	Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 12.

(y)	Risk and Uncertainties

Political and economic risk

The operations of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries are located in the PRC. Accordingly, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ results may be adversely affected by changes in the political, regulatory, and social conditions in the PRC. Although the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries have not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Concentration of customers and suppliers

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended March 31, 2025, two major customers accounted for 30% and 14%   of the Company’s total revenue, respectively. For the year ended March 31, 2024, two major customers accounted for 57% and 32% of the Company’s total revenue, respectively. As of March 31, 2025, two major customers accounted for 20% and 19% of accounts receivable, respectively. As of March 31, 2024, two major customers accounted for 48% and 31% of accounts receivable.

For the year ended March 31, 2025, four vendors accounted for 14%, 12%, 12% and 11% of the Company’s total purchases. For the year ended March 31, 2024, three major vendors accounted for 18%, 13% and 12% of the Company’s total purchases.

As of March 31, 2025, four vendors accounted for 21%, 14%, 12% and 11% of the Company’s accounts payable. As of March 31, 2024, one vendor accounted for 10% of the Company’s accounts payable.

Concentration of credit risk

Assets that potentially subject the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to significant concentrations of credit risk primarily consist of cash and accounts receivable. As of March 31, 2025 and 2024 substantially all of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ cash were held by reputable financial institutions located in the PRC which management believes are of high credit quality and financially sound based on public available information.

Accounts receivable are typical unsecured and derived from revenue earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries perform on customers and its ongoing monitoring process of their outstanding balances. Although accounts receivable are generally unsecured, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider the credit risk of accounts receivable is low.

Currency risk

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operational transactions and its assets and liabilities are primarily denominated in RMB, which is not freely convertible into foreign currencies. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ cash denominated in RMB are subject to such government. The value of the RMB is subject to changes in the central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the ‘‘PBOC’’). Remittances from China in currencies other than RMB by the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance. As the Company does not have significant transactions between its PRC subsidiary and the VIE, the Company, its wholly-owned subsidiaries, the VIE and the VIE’s subsidiaries consider that the risk associated with the foreign exchange transactions is low.

(z)	Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation.

(aa)	Recent Accounting Pronouncements

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently Issued Accounting Pronouncements

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805): Identification of the Accounting Acquirer When the Legal Acquiree Is a Variable Interest Entity. The ASU revises the guidance in ASC 805 on identifying the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity (VIE), with the objective of improving comparability between business combinations that involve VIEs and those that do not. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. The ASU requires companies to disaggregate operating expenses into specific categories such as employee compensation, depreciation, and intangible asset amortization, by relevant expense caption on the statement of operations. Additionally, in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures, to clarify the effective date of ASU 2024-03. ASU 2025-01 is effective for fiscal years beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company is currently evaluating the standard to determine the impact of adoption on its consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, an update to Topic 740, Income Taxes. The amendments in this update related to rate reconciliation and income taxes paid disclosures enhance transparency in income tax disclosures by requiring (1) increased disclosure of pretax income (or loss) and income tax expense (or benefit) to align with SEC Regulation S-X, Rule 210.4-08(h), General Rules of Application—General Notes to Financial Statements: Income Tax Expense, and (2) removal of disclosures no longer considered cost beneficial or relevant. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2024. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied prospectively. Retrospective application is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements—Amendments to the Codification in Response to the SEC’s Disclosure Update and Simplification Initiative, which amends the disclosure or presentation requirements in Topic 230-10, Statement of Cash Flows—Overall, Topic 250-10, Accounting Changes and Error Corrections—Overall, Topic 260-10, Earnings Per Share—Overall, Topic 270-10, Interim Reporting—Overall, Topic 440-10, Commitments—Overall, Topic 470-10, Debt—Overall, Topic 505-10, Equity—Overall, Topic 815-10, Derivatives and Hedging—Overall, Topic 860-30, Transfers and Servicing—Secured Borrowing and Collateral, Topic 932-235, Extractive Activities—Oil and Gas—Notes to Financial Statements, Topic 946-20, Financial Services—Investment Companies—Investment Company Activities, and Topic 974-10, Real Estate—Real Estate Investment Trusts—Overall. These amendments represent changes designed to clarify or improve disclosures and presentations. Further discussion of recently issued accounting pronouncements is included in Note 3 to the consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have material impact on the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ consolidated financial position, statements of operations, and cash flows.